UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     November 8, 2001



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: 68,592,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     1334 382330.000SH      SOLE                                 382330.000
AFLAC                          COM              001055102     2670 98879.000SH       SOLE                                  98879.000
Advent Software                COM              007974108      311 8250.000 SH       SOLE                                   8250.000
Amer Int'l Group               COM              026874107     2571 32959.000SH       SOLE                                  32959.000
Automatic Data                 COM              053015103     3371 71665.000SH       SOLE                                  71665.000
BISYS Group                    COM              055472104     1788 33730.000SH       SOLE                                  33730.000
Bank One                       COM              06423A103     2836 90120.000SH       SOLE                                  90120.000
Cardinal Health                COM              14149Y108     3504 47384.000SH       SOLE                                  47384.000
Cisco Systems                  COM              17275R102     1282 105285.000SH      SOLE                                 105285.000
Citigroup                      COM              172967101     3398 83902.006SH       SOLE                                  83902.006
Dycom Industries               COM              267475101     1151 99226.000SH       SOLE                                  99226.000
EMC Corp                       COM              268648102     1045 88920.000SH       SOLE                                  88920.000
Ericson Tel ADR                COM              294821400      775 222050.000SH      SOLE                                 222050.000
Family Dollar                  COM              307000109     1767 64200.000SH       SOLE                                  64200.000
Fastenal                       COM              311900104     2420 42470.000SH       SOLE                                  42470.000
Freds Inc                      COM              356108100      951 36290.000SH       SOLE                                  36290.000
General Electric               COM              369604103     3019 81150.000SH       SOLE                                  81150.000
Home Depot                     COM              437076102     1481 38590.000SH       SOLE                                  38590.000
Huntington Bncshrs             COM              446150104     2136 123406.000SH      SOLE                                 123406.000
IBM                            COM              459200101     3280 35535.000SH       SOLE                                  35535.000
Intel                          COM              485140100     1754 85815.000SH       SOLE                                  85815.000
Keycorp                        COM              493267108     1458 60395.000SH       SOLE                                  60395.000
Lexmark Int'l Gp A             COM              529771107     2219 49620.000SH       SOLE                                  49620.000
Lowe's Companies               COM              548661107     1628 51445.000SH       SOLE                                  51445.000
Maxim Integrated               COM              57772k101      578 16543.000SH       SOLE                                  16543.000
Microsoft                      COM              594918104     1644 32130.000SH       SOLE                                  32130.000
Motorola                       COM              620076109      223 14325.000SH       SOLE                                  14325.000
Nokia Corp ADR                 COM              654902204      997 63730.000SH       SOLE                                  63730.000
Nortel Networks                COM              656568102      411 73305.000SH       SOLE                                  73305.000
Oracle Systems                 COM              68389x105      763 60640.000SH       SOLE                                  60640.000
Paychex                        COM              704326107     2493 79132.000SH       SOLE                                  79132.000
QUALCOMM                       COM              747525103     2348 49400.000SH       SOLE                                  49400.000
SEI Investments                COM              784117103     1267 39585.000SH       SOLE                                  39585.000
Sun Microsystems               COM              866810104      576 69640.000SH       SOLE                                  69640.000
Target Corp                    COM              87612e106     1630 51340.000SH       SOLE                                  51340.000
Tyco International             COM              902124106     2144 47113.000SH       SOLE                                  47113.000
United Tech                    COM              913017109     1085 23330.000SH       SOLE                                  23330.000
Vodafone Grp ADR               COM              92857t107     1099 50045.000SH       SOLE                                  50045.000
Wachovia                       COM              929903102     1368 44120.000SH       SOLE                                  44120.000
Wal-Mart                       COM              931142103     1817 36706.000SH       SOLE                                  36706.000